UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   December 31, 2000

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		February 16, 2001

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     4369    75084 SH       SOLE                    75084
AmSouth Bancorp                COM              032165102      295    19321 SH       SOLE                    19321
Amer Pwr Conv Corp             COM              029066107     2910   235120 SH       SOLE                   235120
American General Corp          COM              026351106     4487    55057 SH       SOLE                    55057
American Home Products         COM              026609107      235     3700 SH       SOLE                     3700
American Intl Gr Inc           COM              026874107      498     5052 SH       SOLE                     5052
Archer Daniels Midland         COM              039483102     2248   149875 SH       SOLE                   149875
AutoZone Inc                   COM              053332102     3164   111015 SH       SOLE                   111015
Avery Dennison Corp            COM              053611109     3759    68507 SH       SOLE                    68507
BellSouth Corp                 COM              079860102     1050    25646 SH       SOLE                    25646
Berkshire Hathaway Cl B        COM              084670207      348      148 SH       SOLE                      148
Bristol Myers Squibb Co        COM              110122108     1599    21633 SH       SOLE                    21633
Coca Cola Company              COM              191216100      357     5866 SH       SOLE                     5866
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     6035   144551 SH       SOLE                   144551
Commerce Bancorp Inc NJ        COM              200519106     3473    50795 SH       SOLE                    50795
Corning Inc                    COM              219350105     3121    59090 SH       SOLE                    59090
DuPont EI deNemours & Co       COM              263534109      254     5257 SH       SOLE                     5257
Duke Energy Co                 COM              264399106      266     3116 SH       SOLE                     3116
Ecolab Inc                     COM              278865100     2534    58674 SH       SOLE                    58674
Equity Office Prop Tr          COM              294741103     2473    75805 SH       SOLE                    75805
Exxon Mobil Corp               COM              30231g102     1480    17019 SH       SOLE                    17019
First Tennessee National Corp  COM              337162101     1443    49851 SH       SOLE                    49851
Freeport-McMoRan Copper & Gold COM              35671D857       86    10000 SH       SOLE                    10000
Fremont General Corp           COM              357288109      216    76784 SH       SOLE                    76784
General Electric Co            COM              369604103     1388    28951 SH       SOLE                    28951
Hancock Fabrics                COM              409900107     1028   299063 SH       SOLE                   299063
Harrah's Ent Inc               COM              413619107     3993   151393 SH       SOLE                   151393
Honeywell Intl                 COM              438516106     4050    85609 SH       SOLE                    85609
Intel Corp                     COM              458140100      206     6840 SH       SOLE                     6840
Intl Bus Machines              COM              459200101     1374    16160 SH       SOLE                    16160
Johnson & Johnson              COM              478160104      427     4063 SH       SOLE                     4063
Johnson Outdoors Inc           COM              479254104      825   140445 SH       SOLE                   140445
Knight-Ridder Inc              COM              499040103     3252    57175 SH       SOLE                    57175
Louisiana-Pacific Corp         COM              546347105      985    97305 SH       SOLE                    97305
Manor Care Inc                 COM              404134108     2713   131546 SH       SOLE                   131546
Mattel Inc                     COM              577081102     1951   135099 SH       SOLE                   135099
Mellon Financial Corp          COM              58551a108      221     4500 SH       SOLE                     4500
Merck & Co                     COM              589331107      716     7644 SH       SOLE                     7644
Mid-Amer Apt Com Inc           COM              59522J103     1924    85254 SH       SOLE                    85254
Morgan Keegan Inc              COM              617410105      483    18236 SH       SOLE                    18236
Motorola Inc                   COM              620076109     2390   118032 SH       SOLE                   118032
National Commerce Bancorp      COM              635449101     6980   282034 SH       SOLE                   282034
New England Bus Svc            COM              643872104     1007    55157 SH       SOLE                    55157
Newell Rubbermaid Inc          COM              651229106     2994   131605 SH       SOLE                   131605
Nike Inc Cl B                  COM              654106103     3531    63262 SH       SOLE                    63262
Office Depot Inc               COM              676220106     1593   223583 SH       SOLE                   223583
Philip Morris Cos              COM              718154107     1016    23080 SH       SOLE                    23080
Procter & Gamble Co            COM              742718109     6019    76739 SH       SOLE                    76739
RFS Hotel Investors, Inc       COM              74955J108      205    15725 SH       SOLE                    15725
SBC Comm Inc                   COM              845333103      743    15570 SH       SOLE                    15570
SCB Computer Technology        COM              78388n107        3    10000 SH       SOLE                    10000
Schering-Plough Corp           COM              806605101     2159    38040 SH       SOLE                    38040
Scottish Power PLC ADR         COM              81013t705      987    32549 SH       SOLE                    32549
Sensient Tech Corp             COM              81725t100     3390   148996 SH       SOLE                   148996
Sony Corp (ADR)                COM              835699307     2685    38495 SH       SOLE                    38495
Southern Co                    COM              842587107      279     8382 SH       SOLE                     8382
Stanley Works                  COM              854616109     2560    82075 SH       SOLE                    82075
Union Planters Corp            COM              908068109      224     6259 SH       SOLE                     6259
VERITAS Software Corp          COM              923436109     3033    34659 SH       SOLE                    34659
Verizon Communications         COM              92343v104      487     9718 SH       SOLE                     9718
Vodafone Group PLC ADR         COM              92857t107      223     6229 SH       SOLE                     6229
Wal-Mart Stores Inc            COM              931142103      919    17300 SH       SOLE                    17300
Wellman Inc                    COM              949702104     2087   147721 SH       SOLE                   147721
WorldCom Inc                   COM              98157d106      960    68235 SH       SOLE                    68235